Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

	As of December 31, (in thousands)
	2013	2014
Accounts receivable	$38,673	$80,383
Allowance for doubtful accounts:
Balance at the beginning of year	(3,098)	(2,677)
Additional provision for bad debt	(21)	(35)
Reversal of a provision	93	11
Cash collection	349	287
Balance at the end of year	(2,677)	(2,414)

Net Book Value	$35,996	$77,969